Government funding (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Government Grants [Abstract]
Research and development expenses, gross	$ 2,694,999	$ 2,809,537	$ 3,134,468
Less: Government grants	(32,427)	(2,032,869)	(629,346)
Less: Investment tax credits	0	0	393,464
Office, administrative and travel	2,662,572	776,668	2,111,658
Government grants recognized as an offset to employee salaries and benefits expense	$ 60,499	$ 168,027	$ 10,916